Redeemable Noncontrolling Interests - Redeemable Noncontrolling Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Noncontrolling Interest [Line Items]
Beginning balance	¥ 0		¥ 687,847
Accretion	0		31,662	¥ 38,601
Deconsolidation of Live.me (Note 3)			(719,509)
Ending balance	¥ 0	$ 0	¥ 0	¥ 687,847